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                       SUPPLEMENT DATED DECEMBER 4, 2006
                  TO PROSPECTUSES DATED MAY 1, 2006 OR LATER

   This supplement is intended for distribution with prospectuses dated May 1, 2006 or later for variable life contracts issued by John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles, Medallion Executive Variable Life, Medallion Executive Variable Life II, Medallion Executive Variable Life III, Majestic Variable Universal Life, Majestic Variable Universal Life 98, Variable Master Plan Plus, Majestic Variable COLI, Variable Estate Protection, Variable Estate Protection Plus, Variable Estate Protection Edge, Majestic Variable Estate Protection, Majestic Variable Estate Protection 98, Majestic Performance VUL, Majestic Performance Survivorship Variable Universal Life, Performance Survivorship Variable Universal Life, Performance Executive Variable Life, Medallion Variable Universal Life Plus, Medallion Variable Universal Life Edge, Medallion Variable Universal Life Edge II, VUL Accumulator, EPVUL, Accumulation VUL, VUL Protector, SPVL, Survivorship VUL, Protection Variable Universal Life, and Corporate VUL.

This supplement reflects the following changes:

Special Value Portfolio

   Clearbridge Advisors, LLC will replace Salomon Brothers Asset Management Inc. as the sub-adviser for the portfolio.

Mid Cap Core Portfolio

   Shareholders of the John Hancock Trust approved a proposal by the trustees to combine the Mid Cap Core portfolio with the Mid Cap Index portfolio. Shareholders in the Mid Cap Core portfolio will receive Mid Cap Index portfolio shares having the same value as their prior Mid Cap Core portfolio shares.

Strategic Value Portfolio

   Shareholders of the John Hancock Trust approved a proposal by the trustees to combine the Strategic Value portfolio with the Large Cap Value portfolio. Shareholders in the Strategic Value portfolio will receive Large Cap Value portfolio shares having the same value as their prior Strategic Value portfolio shares.

VLI ProdSupp 12/04/06